Interim Condensed Consolidated Statements of Changes in Equity (deficit) (Unaudited) - USD ($)	Precapitalization [member] Issued capital [member]	Precapitalization [member] Share premium [member]	Precapitalization [member] Capital reserve [member]	Precapitalization [member] Warrant reserve [member]	Precapitalization [member] Reserve of exchange differences on translation [member]	Precapitalization [member] Share option reserve [member]	Precapitalization [member] Retained earnings [member]	Precapitalization [member]	Issued capital [member]	Share premium [member]	Capital reserve [member]	Warrant reserve [member]	Reserve of exchange differences on translation [member]	Share option reserve [member]	Retained earnings [member]	Total	Recapitalization [member] Issued capital [member]	Recapitalization [member] Share premium [member]	Recapitalization [member] Capital reserve [member]	Recapitalization [member] Warrant reserve [member]	Recapitalization [member] Reserve of exchange differences on translation [member]	Recapitalization [member] Share option reserve [member]	Recapitalization [member] Retained earnings [member]	Recapitalization [member]
Balance at Mar. 31, 2024	$ 3,752,669				$ (1,681)	$ 2,409,689	$ (29,170,801)	$ (23,010,124)	$ 1,150	$ 25,689,436	$ 5,126,150	$ 79,263,200	$ (1,651)	$ 1,076,345	$ (106,596,680)	$ 4,557,950
Balance, shares at Mar. 31, 2024	11,626
IfrsStatementLineItems [Line Items]
Exercise of share option awards pre-capitalization	$ 27,368					(27,368)
Balance, shares	44
Allotment of shares	$ 1,346,800							$ 1,346,800
Balance, shares	5,086
Issuance of warrants				6,653,200				6,653,200
Recapitalization of Diginex Solutions (HK) Limited																	$ (5,126,150)		$ 5,126,150
Balance, shares																	6,853,204
Sub-total after recapitalization																	$ 687		5,126,150	6,653,200	(1,681)	2,382,321	(29,170,801)	(15,010,124)
Balance, shares																	6,869,960
Founding share of the Company
Balance, shares																	1
Sub-total																	$ 687		5,126,150	6,653,200	(1,681)	2,382,321	(29,170,801)	(15,010,124)
Balance, shares																	6,869,961
Share Subdivision
Balance, shares																	6,869,961
Loss for the period																(1,161,471)							(1,161,471)	(1,161,471)
Exchange loss on translation of foreign operations																4,411					4,411			4,411
Total comprehensive loss for the period																(1,157,060)					4,411		(1,161,471)	(1,157,060)
Exercise of share option awards post-capitalization																	50	1,768,661				(1,768,661)		50
Balance, shares									1,003,680
Forfeiture of share option for the period																						(283,690)	283,690
Share option awards for the period																						320,533		320,533
Balance at Sep. 30, 2024	$ 5,126,837			$ 6,653,200	$ (1,681)	$ 2,382,321	$ (29,170,801)	$ (15,010,124)	$ 737	1,768,661	5,126,150	6,653,200	2,730	650,503	(30,048,582)	(15,846,601)	$ 687		$ 5,126,150	$ 6,653,200	$ (1,681)	$ 2,382,321	$ (29,170,801)	$ (15,010,124)
Balance, shares at Sep. 30, 2024	16,756								14,743,602								13,739,922
Balance at Mar. 31, 2024	$ 3,752,669				(1,681)	2,409,689	(29,170,801)	(23,010,124)	$ 1,150	25,689,436	5,126,150	79,263,200	(1,651)	1,076,345	(106,596,680)	4,557,950
Balance, shares at Mar. 31, 2024	11,626
IfrsStatementLineItems [Line Items]
Exercise of share option awards post-capitalization									50	1,768,661
Balance at Mar. 31, 2025																4,557,950
Balance, shares at Mar. 31, 2025	22,993,763
Balance at Mar. 31, 2024	$ 3,752,669				$ (1,681)	$ 2,409,689	$ (29,170,801)	$ (23,010,124)	1,150	25,689,436	5,126,150	79,263,200	(1,651)	1,076,345	(106,596,680)	4,557,950
Balance, shares at Mar. 31, 2024	11,626
IfrsStatementLineItems [Line Items]
Loss for the period															(5,805,766)	(5,805,766)
Exchange loss on translation of foreign operations													(2,259)			(2,259)
Total comprehensive loss for the period													(2,259)		(5,805,766)	(5,808,025)
Share option awards for the period														654,459	(65,040)	589,419
Exercise of IPO Warrants (Tranche 1)									113	28,919,387		(17,377,000)				11,542,500
Sub-total									1,263	54,608,823	5,126,150	61,886,200	(1,651)	1,076,345	(106,596,680)	16,100,450
Stock Bonus (as defined in note 1.1) (8-to-1 bonus ratio)									8,835						(8,835)
Post-Stock Bonus balance									10,098	54,608,823	5,126,150	61,886,200	(1,651)	1,076,345	(106,605,515)	16,100,450
Balance at Sep. 30, 2025									10,098	54,608,823	5,126,150	61,886,200	(3,910)	1,730,804	(112,476,321)	10,881,844
Balance, shares at Sep. 30, 2025	201,950,104
Balance at Mar. 31, 2025																4,557,950
Balance, shares at Mar. 31, 2025	22,993,763
IfrsStatementLineItems [Line Items]
Loss for the period																(5,805,766)
Exchange loss on translation of foreign operations																(2,259)
Total comprehensive loss for the period																(5,808,025)
Exercise of IPO Warrants (Tranche 1), shares	2,250,000
Sub-total, shares	25,243,763
Stock Split (as defined in note 1.1), shares	176,706,341
Post-Stock Split balance, shares	201,950,104
Balance at Sep. 30, 2025									$ 10,098	$ 54,608,823	$ 5,126,150	$ 61,886,200	$ (3,910)	$ 1,730,804	$ (112,476,321)	$ 10,881,844
Balance, shares at Sep. 30, 2025	201,950,104